Debt (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Short- and Long-Term Debt

The Company’s short- and long-term debt consists of the following:

At December 31, 2017				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)	5.000%	2019	Ps.	14,840,025
	Fixed-rate Senior notes (i)	5.500%	2019		7,467,145
	Fixed-rate Senior notes (i)	5.000%	2020		42,043,077
	Fixed-rate Senior notes (i)	3.125%	2022		31,658,720
	Fixed-rate Senior notes (i)	6.375%	2035		19,417,282
	Fixed-rate Senior notes (i)	6.125%	2037		7,305,744
	Fixed-rate Senior notes (i)	6.125%	2040		39,573,400
	Fixed-rate Senior notes (i)	4.375%	2042		22,754,705

	Subtotal U.S. dollars			Ps.	185,060,098

Mexican pesos
	Domestic Senior notes (i)	8.110%	2018	Ps.	1,750,000
	Domestic Senior notes (i)	8.270%	2018		1,160,110
	Domestic Senior notes (i)	8.600%	2020		7,000,000
	Domestic Senior notes (i)	0.000%	2025		4,409,873
	Domestic Senior notes (i)	8.360%	2037		5,000,000
	Fixed-rate Senior notes (i)	6.000%	2019		10,000,000
	Fixed-rate Senior notes (i)	6.450%	2022		22,500,000
	Fixed-rate Senior notes (i)	7.125%	2024		11,000,000
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700

	Subtotal Mexican pesos			Ps.	70,691,683

Euros
	Fixed-rate Senior notes (i)	1.000%	2018	Ps.	14,252,360
	Fixed-rate Senior notes (i)	4.125%	2019		23,753,933
	Exchangeable Bonds (i)	0.000%	2020		67,504,878
	Fixed-rate Senior notes (i)	3.000%	2021		23,753,933
	Fixed-rate Senior notes (i)	3.125%	2021		18,727,775
	Fixed-rate Senior notes (i)	4.000%	2022		19,333,685
	Fixed-rate Senior notes (i)	4.750%	2022		17,815,450
	Fixed-rate Senior notes (i)	3.500%	2023		7,594,262
	Fixed-rate Senior notes (i)	3.259%	2023		17,815,450
	Fixed-rate Senior notes (i)	1.500%	2024		20,190,843
	Fixed-rate Senior notes (i)	1.500%	2026		17,815,450
	Fixed-rate Senior notes (i)	2.125%	2028		15,440,057

	Subtotal Euros			Ps.	263,998,076

Pounds sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	13,368,884
	Fixed-rate Senior notes (i)	5.750%	2030		17,379,549
	Fixed-rate Senior notes (i)	4.948%	2033		8,021,330
	Fixed-rate Senior notes (i)	4.375%	2041		20,053,326

	Subtotal Pounds sterling			Ps.	58,823,089

Swiss francs
	Fixed-rate Senior notes (i)	1.125%	2018	Ps.	11,169,748

	Subtotal Swiss francs			Ps.	11,169,748

Brazilian reais
	Debenture (i)	102.900% of CDI	2020	Ps.	8,972,204
	Promissory Note (i)	102.400% of CDI	2019		5,981,469
	Debenture (i)	103.900% of CDI	2019		5,981,469

	Subtotal Brazilian reais			Ps.	20,935,142

Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	2,282,608

	Subtotal Japanese yen			Ps.	2,282,608

Chilean pesos
	Fixed-rate Senior notes (i)	3.961%	2035	Ps.	4,312,424

	Subtotal Chilean pesos			Ps.	4,312,424

	Subtotal other currencies			Ps.	6,595,032

Hybrid Notes
Euros
	Euro NC5 Series A Capital Securities (iii)	5.125%	2073	Ps.	21,378,540
	Euro NC10 Series B Capital Securities (iii)	6.375%	2073		13,064,663

	Subtotal Euros			Ps.	34,443,203

Pounds sterling
	GBP NC7 Capital Securities (iii)	6.375%	2073	Ps.	14,705,772

	Subtotal Pounds sterling			Ps.	14,705,772

	Subtotal Hybrid Notes			Ps.	49,148,975

Lines of Credit and others
U.S. dollars
	Lines of credit (ii)	L + 0.200% and 1.500% - 7.250%	2018 - 2019	Ps.	14,474,350
Mexican pesos
	Lines of credit (ii)	TIIE + 0.040% - TIIE + 0.175%	2018 - 2019	Ps.	12,500,000
Brazilian reais
	Lines of credit (ii)	107% of CDI - TJLP + 3.500% & 3.000% - 9.500%	2018 -2027	Ps.	4,389,260
Chilean pesos
	Financial Leases	8.700% - 8.970%	2018 - 2027	Ps.	99,446

	Subtotal Lines of Credit and others			Ps.	31,463,056

	Total debt			Ps.	697,884,899

	Less: Short-term debt and current portion of long-term debt			Ps.	51,745,841

	Long-term debt			Ps.	646,139,058

At December 31, 2018				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)	5.000%	2019	Ps.	14,762,175
	Fixed-rate Senior notes (i)	5.500%	2019		7,427,972
	Fixed-rate Senior notes (i)	5.000%	2020		41,822,521
	Fixed-rate Senior notes (i)	3.125%	2022		31,492,640
	Fixed-rate Senior notes (i)	6.375%	2035		19,315,420
	Fixed-rate Senior notes (i)	6.125%	2037		7,267,419
	Fixed-rate Senior notes (i)	6.125%	2040		39,365,800
	Fixed-rate Senior notes (i)	4.375%	2042		22,635,335

	Subtotal U.S. dollars			Ps.	184,089,282

Mexican pesos
	Fixed-rate Senior notes (i)	6.000%	2019	Ps.	10,000,000
	Domestic Senior notes (i)	8.600%	2020		7,000,000
	Fixed-rate Senior notes (i)	6.450%	2022		22,500,000
	Fixed-rate Senior notes (i)	7.125%	2024		11,000,000
	Domestic Senior notes (i)	0.000%	2025		4,629,425
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		5,000,000

	Subtotal Mexican pesos			Ps.	68,001,125

Euros
	Fixed-rate Senior notes (i)	4.125%	2019	Ps.	22,558,572
	Exchangeable Bonds (i)	0.000%	2020		64,107,851
	Fixed-rate Senior notes (i)	3.000%	2021		22,558,572
	Fixed-rate Senior notes (i)	3.125%	2021		17,568,739
	Fixed-rate Senior notes (i)	4.000%	2022		18,028,031
	Fixed-rate Senior notes (i)	4.750%	2022		16,918,929
	Fixed-rate Senior notes (i)	3.500%	2023		7,132,481
	Fixed-rate Senior notes (i)	3.259%	2023		16,918,929
	Fixed-rate Senior notes (i)	1.500%	2024		19,174,786
	Fixed-rate Senior notes (i)	1.500%	2026		16,918,929
	Fixed-rate Senior notes (i)	2.125%	2028		14,663,072

	Subtotal Euros			Ps.	236,548,891

Pounds sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	12,550,801
	Fixed-rate Senior notes (i)	5.750%	2030		16,316,042
	Fixed-rate Senior notes (i)	4.948%	2033		7,530,481
	Fixed-rate Senior notes (i)	4.375%	2041		18,826,202

	Subtotal Pounds sterling			Ps.	55,223,526

Brazilian reais
	Debenture (i)	103.900% of CDI	2019	Ps.	5,079,720
	Promissory notes (i)	102.400% of CDI	2019		5,079,720
	Promissory notes (i)	103.205% of CDI	2019		1,828,699
	Debenture (i)	102.900% of CDI	2020		7,619,580
	Debenture (i)	104.000% of CDI	2021		5,587,692
	Debenture (i)	104.250% of CDI	2021		7,695,776

	Subtotal Brazilian reais			Ps.	32,891,187

Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	2,334,864

	Subtotal Japanese yen			Ps.	2,334,864

Chilean pesos
	Fixed-rate Senior notes (i)	3.961%	2035	Ps.	3,904,707

	Subtotal Chilean pesos			Ps.	3,904,707

	Subtotal other currencies			Ps.	6,239,571

Hybrid Notes
Euros
	Euro NC10 Series B Capital Securities (iii)	6.375%	2073	Ps.	12,407,214

	Subtotal Euros			Ps.	12,407,214

Pounds sterling
	GBP NC7 Capital Securities (iii)	6.375%	2073	Ps.	13,805,881

	Subtotal Pounds sterling			Ps.	13,805,881

	Subtotal Hybrid Notes				26,213,095

Lines of Credit and others
U.S. dollars
	Lines of credit (ii)	L + 0.200% and 1.500% - 8.950%	2019 - 2021	Ps.	11,698,885
Mexican pesos
	Lines of credit (ii)	TIIE + 0.175%	2019	Ps.	4,500,000
Euros
	Lines of credit (ii)	-0.100% - 0.000%	2019	Ps.	5,526,850
Brazilian reais
	Lines of credit (ii)	5.000% - 6.000%	2019 - 2027	Ps.	27,009
Peruvian Soles
	Lines of credit (ii)	4.700% - 12.100%	2019	Ps.	7,898,595
Chilean pesos
	Financial Leases	8.700% - 8.970%	2019 - 2027	Ps.	64,437

	Subtotal Lines of Credit and others			Ps.	29,715,776

	Total debt			Ps.	638,922,453

	Less: Short-term debt and current portion of long-term debt			Ps.	96,230,634

	Long-term debt			Ps.	542,691,819

Summary of Short Term Debt Maturities

An analysis of the Company’s short-term debt maturities as of December 31, 2017, and December 31, 2018, is as follows:

	2017	2018
Obligations and Senior Notes	Ps. 28,994,496	Ps. 67,365,810
Lines of credit	22,714,383	28,852,364
Financial Leases	36,962	12,460

Total	Ps. 51,745,841	Ps. 96,230,634

Weighted average interest rate	4.0%	5.20%

Summary of Long Term Debt Maturities	The Company’s long-term debt maturities as of December 31, 2018 are as follows:

Years	Amount
2020	Ps.	121,184,630
2021		54,189,122
2022		88,027,828
2023 and thereafter		279,290,239

Total	Ps.	542,691,819

Summary of Senior Notes Outstanding

The outstanding Senior Notes at December 31, 2017, and December 31, 2018, are as follows:

Currency*	2017	2018
U.S. dollars	Ps. 185,060,098	Ps. 184,089,282
Mexican pesos	70,691,683	68,001,125
Euros**	263,998,076	236,548,891
Pounds sterling**	58,823,089	55,223,526
Swiss francs	11,169,748	—
Brazilian reais	20,935,142	32,891,187
Japanese yens	2,282,608	2,334,864
Chilean pesos	4,312,424	3,904,707
*	Thousands of Mexican pesos
**	Includes secured and unsecured senior notes.